Supplement to the
Fidelity® Series Small Cap Opportunities Fund
September 29, 2012
Prospectus

The following information replaces similar information for Richard Thompson found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Richard Thompson (lead portfolio manager) has managed the fund since November 2009.

The following information replaces the biographical information for Richard Thompson found in the "Fund Management" section on page 15.

Richard Thompson is lead portfolio manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Thompson has worked as a research analyst and portfolio manager.

SMO-13-01  January 15, 2013
1.843345.113

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
Class F
September 29, 2012
Prospectus

The following information replaces similar information for Richard Thompson found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Richard Thompson (lead portfolio manager) has managed the fund since November 2009.

The following information replaces the biographical information for Richard Thompson found in the "Fund Management" section on page 15.

Richard Thompson is lead portfolio manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Thompson has worked as a research analyst and portfolio manager.

SMO-F-13-01  January 15, 2013
1.904319.105